Reporting Entity (Description of the controlling company)	12 Months Ended
Dec. 31, 2023
Reporting Entity (Description of the controlling company) [Abstract]
Reporting Entity (Description of the controlling company)
1.	Reporting Entity (Description of the controlling company)
Korea Electric Power Corporation (“KEPCO”) was
incorporated on December 31, 1981 in accordance with the
Korea Electric Power Corporation
Act (the “KEPCO Act”) to
engage in the generation, transmission and distribution of electricity and development of electric power resources in the Republic of Korea. KEPCO also provides power plant construction services.
KEPCO’s stock was first listed on the Korea Stock Exchange on August 10, 1989 and subsequently on the New York Stock Exchange on October 27, 1994 through its depository receipts
. KEPCO’s headquarters is located in
Naju-si,
Jeollanam-do.
As of December 31, 2023, KEPCO’s share capital amounts to ￦3,209,820 million and KEPCO’s shareholders are as follows:

	Number of shares	Percentage of ownership
The Government of the Republic of Korea	116,841,794	18.20%
Korea Development Bank (KDB)	211,235,264	32.90%
Foreign investors	86,927,104	13.54%
Other	226,959,915	35.36%

	641,964,077	100.00%

In accordance with the Restructuring Plan enacted on January 21, 1999 by the Ministry of Trade, Industry and Energy, KEPCO spun off its power generation divisions on April 2, 2001, resulting in the establishment of six power generation subsidiaries.